COST OF SALES AND OTHER OPERATIONAL COSTS - Disclosure of cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost Of Sales And Other Operational Costs [Abstract]
Site operating costs	$ 367,689	$ 309,805
Transportation costs	35,413	30,045
Changes in inventories of finished goods	23,852	(5,546)
Changes In Inventories Of Sulphide Ore Stockpiles	2	(1,828)
Changes in inventories of ore stockpiles	(9,870)	(14,858)
Production costs	417,086	317,618
Depletion and amortization	73,852	56,940
Cost of sales	490,938	374,558
Crusher relocation costs	16,141	0
Site care and maintenance	2,524	0
Other operating costs	18,665	0
Insurance recovery	$ (26,290)	$ 0